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March 6, 2009

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject:  Genworth Life & Annuity VA Separate Account 2
          Genworth Life and Annuity Insurance Company
          Post-Effective Amendment No. 2 Under the Securities Act of 1933 Amendment No. 25 Under the Investment Company Act of 1940
          File Nos. 333-143407; 811-21892

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 2 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 25 under the Investment Company Act of 1940 ("1940 Act") to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The initial Registration Statement for File No. 333-143407 was declared effective on September 7, 2007. A Post-Effective Amendment for the Registration Statement was filed on November 27, 2007, with an effective date of December 10, 2007. The marketing name for the variable annuity contract that is the basis for this Registration Statement is RetireReady/SM/ Opportunity. This product, however, has never been offered or sold. The purpose of this Post-Effective Amendment No. 2 is to update the Registration Statement for new features and up-to-date disclosures and to re-brand the product with a new marketing name, RetireReady/SM/ One. A summary of some of these new features and updated disclosures is provided below.

Surrender Charge Schedule Options. The new RetireReady/SM/ One variable annuity contract will be offered with a choice of three surrender charge schedule options: a seven-year surrender charge schedule, a four-year surrender charge schedule, or no surrender charge schedule. The investor elects the surrender charge schedule at application. The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. A contract purchased without a surrender charge schedule has the highest mortality and expense risk charge of the three surrender charge schedule options. A contract purchased with a four-year surrender charge

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The United States Securities and
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March 6, 2009

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schedule has the next highest mortality and expense risk charge. A contract purchased with a seven-year surrender charge schedule has the lowest mortality and expense risk charge of the three surrender charge schedule options. The fee tables and related disclosures have been revised accordingly.

Ownership and Joint Annuitants. The new RetireReady/SM/ One variable annuity contract provides new requirements with respect to owner and annuitant status. If the owner is an individual (natural person), a joint owner may be named at issue. The joint owner must be the owner's spouse. A joint owner may not be named if the owner is a non-natural entity or if the contract is a Qualified Contract.

If the owner is a natural person, the owner must also be an annuitant and may name his or her spouse as joint annuitant at issue. A joint owner must also be a joint annuitant. A non-natural entity owner must name an annuitant at issue and may name only the annuitant's spouse as a joint annuitant.

Ownership and annuitant provisions in the prospectus and other related disclosures have been revised accordingly.

Living Benefit Riders - Income Protector. Two living benefit riders are discussed in the prospectus: Guaranteed Income Advantage and Income Protector. The disclosure for Guaranteed Income Advantage has not changed since it was last reviewed as part of the initial Registration Statement, except that the tables in two of the examples for the rider have been revised. Income Protector, however, is a new living benefit rider. Income Protector is similar to the guaranteed withdrawal benefit riders that have been previously reviewed by the staff in registration statements for other contracts offered in the Separate Account and other Company separate accounts.

Income Protector provides guaranteed withdrawals for the life of the annuitant(s), based on purchase payments made in the first contract year, with upside potential, provided that certain conditions are met. Specifically, the owner must allocate all assets in accordance to a prescribed Investment Strategy and must limit withdrawals made in a contract year. Owners have the option to include a death benefit (the Principal Protection Death Benefit) in the rider for an additional charge. In addition, the charges for the rider and the death benefit are calculated against the "benefit base" for the rider and, if the death benefit option is elected, also against the value of the death benefit.

Optional Death Benefit Riders. Three optional death benefit riders are discussed in the prospectus: the Annual Step-Up Death Benefit Rider, the Rollup Death Benefit Rider and the Earnings Protector Death Benefit Rider. Versions of these riders have been available in other contracts offered in the Separate Account and other Company separate accounts. New versions of these riders are part of the RetireReady/SM/ One variable annuity contract. Although the features for each of these riders are similar to the earlier version, there have been some modifications. The prospectus disclosure for these optional death benefit riders, including the fee table and other related disclosures, has been revised accordingly.

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The United States Securities and
 Exchange Commission
March 6, 2009

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Other updates and revisions include the following:

   . Revised mortality and expense risk charges and other charges for the features and benefits provided in the contract, as reflected in the fee table and other applicable prospectus disclosures;

   . An updated list of available Portfolios, including updated investment objectives and investment adviser and subadviser information;

   . New disclosure for the Asset Allocation Program, which has been revised from but is similar to disclosure for the Asset Allocation Program included for other contracts offered in the Separate Account and other Company separate accounts, which has been previously reviewed by the staff;

   .   Updated information about the Company; and

   . Revised and updated tax disclosures, reflecting revisions made to disclosures for other contracts offered in the Separate Account and other Company separate accounts.

Other changes in this Post-Effective Amendment include non-material revisions that are intended to clarify and improve overall disclosure.

The original, manually signed paper version of the Post-Effective Amendment will be maintained on file with the Company.

Should you have any questions with regard to this filing, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel
Genworth Life and Annuity Insurance Company

Cc: Mark Cowan
    Office of Insurance Products and Regulatory Compliance